Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (28,745,427)	$ (4,236,552)	¥ (130,831,274)	¥ 11,209,523